Deposits and Other Receivables (Details 1) - USD ($)		Jun. 30, 2017	Jun. 30, 2016
Accounts Receivable, Net/Deposits and Other Receivables [Abstract]
Refundable deposit - construction	[1]	$ 15,411,615	$ 15,727,696
Total		$ 15,411,615	$ 15,727,696

[1]	The Company had entered into a cancellation agreement with Pingdingshan City HuaShen Trading Co. Ltd in July 2017. The agreement provides that Yulong Renewable cancelled its purchase agreement with Pingdingshan City HuaShen Trading Co. Ltd signed on March 15, 2016. Under the purchase agreement, Yulong Renewable had remitted a payment of $15.4 million (RMB104.5 million) related to the purchase of equipment, in connection with the construction of Yulong Renewable's waste recycling plant and factory construction to the contractor. The cancellation agreement provides that the contractor would refund the payment to Yulong Renewable in five (5) equal installment amount on July 10, 2017, October 10, 2017, January 10, 2018, April 10, 2018 and July 10, 2018. The first and second installments of $5,899,183 (RMB 40 million) were received subsequently in July 2017 and October 2017, respectively, per the refund schedule.